INCOME TAXES - Income tax provision (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federal:
Current	$ 584	$ 180
Deferred	623	(354)
State and local:
Current	224	119
Deferred	(16)	(30)
Income tax provision (benefit)	$ 1,415	$ (85)